DISCONTINUED OPERATIONS - LOSS OF CONTROL (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	$ 6,579,724
Receivables	5,489,431
Gain from loss of control of subsidiaries	995,142	$ (1,949,330)	$ (2,191,326)
PRT USA [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	4,870,623
Receivables	4,248,018
Gain from loss of control of subsidiaries	499,121	0
PRT UK [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	1,481,194
Receivables	1,120,913
Gain from loss of control of subsidiaries	385,591	0
Tetra Drones [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net liabilities before loss of control of subsidiaries	227,907
Receivables	120,500
Gain from loss of control of subsidiaries	$ 110,430	$ 0